Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Non-current Assets
Schedule of other noncurrent assets

	As of December 31,
	2023	2024
	RMB	RMB
Long-term deposits	112,219	62,688
Loan receivables, net	58,035	71,355
Long-term prepayments	42,446	45,744
Prepaid rental deposits	7,812	15,903
Others	11,943	4,462
Other non-current assets	232,455	200,152